ACQUISITION OF BUSINESSES - La Trobe Financial Services Pty Limited (“La Trobe”) (Details) - La Trobe Financial Services Pty Limited - Business services - USD ($) $ in Millions		12 Months Ended
	May 31, 2022	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%
Goodwill	$ 384
Intangible assets	655
Loans Receivable as of Acquisition Date	4,500
Non-recourse borrowings	4,500
Other net liabilities	$ 14
Acquisition-related costs		$ 8
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 1,100